Inventories (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw Material	$ 2,884,374	$ 3,056,637	$ 3,234,964
Finished Good	965,379	362,118	280,743
Direct production cost	56,943	1,865,427	2,579,127
Inventories	$ 3,906,696	$ 5,284,182	$ 6,094,834